Equity (Details) - Schedule of Share Capital - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 05, 2023
Schedule of Share Capital [Abstract]
Authorized	25,000,000	25,000,000
Issued	15,901,287	15,886,287	45
Outstanding	15,332,667	15,317,667